Related Party Transactions - Summary of Detailed Information About Compensation Of Key Management Personnel (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Compensation Of Key Management Personnel [Line Items]
Short-term employee benefits	$ 32,692,568	$ 43,062,534	$ 19,473,470
Other long-term benefit	54,745	92,700	61,428
Total benefits	$ 32,747,313	$ 43,155,234	$ 19,534,898